UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-01545

Investment Company Act File Number

Eaton Vance Special Investment Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

August 31, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Hedged Stock Fund

Eaton Vance

Hedged Stock Fund

August 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.2%

Security	Shares	Value
Aerospace & Defense — 2.4%
Spirit AeroSystems Holdings, Inc., Class A(1)	3,701	$189,158
United Technologies Corp.	8,589	786,838

		$975,996

Automobiles — 0.6%
Harley-Davidson, Inc.	4,326	$242,472

		$242,472

Banks — 4.3%
BankUnited, Inc.	14,065	$501,276
JPMorgan Chase & Co.	10,267	658,115
PNC Financial Services Group, Inc. (The)	6,476	590,093

		$1,749,484

Beverages — 1.2%
Constellation Brands, Inc., Class A	3,835	$490,880

		$490,880

Biotechnology — 3.6%
AMAG Pharmaceuticals, Inc.(1)	6,010	$375,865
Celgene Corp.(1)	1,791	211,481
Gilead Sciences, Inc.	5,323	559,288
Incyte Corp.(1)	1,105	128,390
Vertex Pharmaceuticals, Inc.(1)	1,300	165,776

		$1,440,800

Building Products — 1.0%
Armstrong World Industries, Inc.(1)	7,007	$389,659

		$389,659

Capital Markets — 4.3%
Affiliated Managers Group, Inc.(1)	1,911	$356,287
Credit Suisse Group AG	17,580	473,209
Goldman Sachs Group, Inc. (The)	2,377	448,302
Lazard, Ltd., Class A	8,805	437,873

		$1,715,671

Chemicals — 1.3%
Monsanto Co.	5,265	$514,127

		$514,127

Communications Equipment — 0.9%
QUALCOMM, Inc.	6,703	$379,256

		$379,256

Diversified Telecommunication Services — 2.4%
Verizon Communications, Inc.	21,238	$977,160

		$977,160

Electric Utilities — 1.5%
NextEra Energy, Inc.	6,016	$592,035

		$592,035

Security	Shares	Value
Electrical Equipment — 1.7%
Eaton Corp. PLC	12,046	$687,345

		$687,345

Energy Equipment & Services — 1.1%
Schlumberger, Ltd.	5,541	$428,707

		$428,707

Food & Staples Retailing — 2.7%
Kroger Co. (The)	9,090	$313,605
Sprouts Farmers Market, Inc.(1)	12,200	248,514
United Natural Foods, Inc.(1)	10,760	518,094

		$1,080,213

Food Products — 3.9%
General Mills, Inc.	11,620	$659,551
Mondelez International, Inc., Class A	8,200	347,352
Pinnacle Foods, Inc.	12,950	580,678

		$1,587,581

Health Care Equipment & Supplies — 2.1%
Glaukos Corp.(1)	4,467	$131,196
Medtronic PLC	6,163	445,523
Teleflex, Inc.	2,100	274,680

		$851,399

Health Care Providers & Services — 2.2%
Amsurg Corp.(1)	5,672	$444,798
Humana, Inc.	2,470	451,492

		$896,290

Household Durables — 1.6%
Tempur Sealy International, Inc.(1)	9,019	$658,567

		$658,567

Industrial Conglomerates — 3.1%
General Electric Co.	50,032	$1,241,794

		$1,241,794

Insurance — 4.3%
ACE, Ltd.	6,909	$705,823
Aflac, Inc.	9,756	571,702
XL Group PLC	11,890	443,378

		$1,720,903

Internet & Catalog Retail — 2.0%
Amazon.com, Inc.(1)	1,544	$791,902

		$791,902

Internet Software & Services — 5.2%
Facebook, Inc., Class A(1)	6,243	$558,312
Google, Inc., Class C(1)	2,251	1,391,681
Twitter, Inc.(1)	4,937	137,199

		$2,087,192

IT Services — 1.0%
Fiserv, Inc.(1)	4,841	$412,792

		$412,792

Leisure Products — 1.1%
Vista Outdoor, Inc.(1)	9,530	$445,623

		$445,623

Security	Shares	Value
Life Sciences Tools & Services — 1.0%
Thermo Fisher Scientific, Inc.	3,138	$393,411

		$393,411

Media — 3.1%
CBS Corp., Class B	4,902	$221,766
Comcast Corp., Class A	5,690	320,518
Twenty-First Century Fox, Inc., Class A	12,400	339,636
Walt Disney Co. (The)	3,527	359,331

		$1,241,251

Metals & Mining — 1.5%
Compass Minerals International, Inc.	7,500	$607,500

		$607,500

Multi-Utilities — 1.4%
Sempra Energy	5,739	$544,344

		$544,344

Multiline Retail — 1.5%
Dollar General Corp.	8,257	$615,064

		$615,064

Oil, Gas & Consumable Fuels — 6.0%
Anadarko Petroleum Corp.	5,163	$369,568
EOG Resources, Inc.	3,700	289,747
Exxon Mobil Corp.	9,471	712,598
Occidental Petroleum Corp.	6,639	484,713
Phillips 66	6,964	550,644

		$2,407,270

Pharmaceuticals — 6.0%
AbbVie, Inc.	7,890	$492,415
Bristol-Myers Squibb Co.	8,412	500,262
Merck & Co., Inc.	13,243	713,135
Teva Pharmaceutical Industries, Ltd. ADR	11,198	721,263

		$2,427,075

Real Estate Investment Trusts (REITs) — 2.7%
AvalonBay Communities, Inc.	3,046	$502,773
Public Storage	2,981	599,986

		$1,102,759

Road & Rail — 1.5%
Union Pacific Corp.	6,840	$586,462

		$586,462

Semiconductors & Semiconductor Equipment — 3.5%
Cypress Semiconductor Corp.(1)	29,304	$293,040
Intel Corp.	39,566	1,129,214

		$1,422,254

Software — 5.5%
Mentor Graphics Corp.	15,479	$399,977
Microsoft Corp.	21,553	937,987
Oracle Corp.	13,550	502,569
Tableau Software, Inc., Class A(1)	3,900	367,263

		$2,207,796

Specialty Retail — 2.7%
Home Depot, Inc. (The)	6,084	$708,543
Restoration Hardware Holdings, Inc.(1)	4,015	371,307

		$1,079,850

Security	Shares	Value
Technology Hardware, Storage & Peripherals — 3.6%
Apple, Inc.	13,031	$1,469,376

		$1,469,376

Tobacco — 1.7%
Reynolds American, Inc.	8,034	$672,848

		$672,848

Total Common Stocks (identified cost $36,695,565)		$39,135,108

Put Options Purchased — 1.7%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	15	$2,010	9/4/15	$69,600
S&P 500 Index	17	2,010	9/11/15	93,245
S&P 500 Index	15	1,865	9/18/15	24,000
S&P 500 Index	17	1,855	9/25/15	34,425
S&P 500 Index FLEX	15	2,045	9/2/15	103,885
S&P 500 Index FLEX	15	2,025	9/8/15	83,412
S&P 500 Index FLEX	15	1,970	9/9/15	39,124
S&P 500 Index FLEX	16	2,015	9/14/15	87,048
S&P 500 Index FLEX	16	2,005	9/16/15	80,774
S&P 500 Index FLEX	15	1,785	9/21/15	10,206
S&P 500 Index FLEX	16	1,755	9/23/15	9,627
S&P 500 Index FLEX	16	1,845	9/28/15	31,411

Total Put Options Purchased (identified cost $278,745)				$666,757

Short-Term Investments — 0.7%

Description			Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.22%(2)			$288	$288,455

Total Short-Term Investments (identified cost $288,455)				$288,455

Total Investments — 99.6% (identified cost $37,262,765)				$40,090,320

Call Options Written — (0.5)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	15	$2,110	9/4/15	$(112)
S&P 500 Index	17	2,115	9/11/15	(425)
S&P 500 Index	15	2,040	9/18/15	(13,950)
S&P 500 Index	17	2,040	9/25/15	(23,800)
S&P 500 Index FLEX	15	2,134	9/2/15	0
S&P 500 Index FLEX	15	2,125	9/8/15	(47)
S&P 500 Index FLEX	15	2,096	9/9/15	(362)
S&P 500 Index FLEX	16	2,120	9/14/15	(557)
S&P 500 Index FLEX	16	2,109	9/16/15	(1,270)
S&P 500 Index FLEX	15	2,008	9/21/15	(36,677)
S&P 500 Index FLEX	16	1,955	9/23/15	(91,017)
S&P 500 Index FLEX	16	2,033	9/28/15	(27,712)

Total Call Options Written (premiums received $288,677)				$(195,929)

Value

Other Assets, Less Liabilities — 0.9%	$360,226

Net Assets — 100.0%	$40,254,617

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

FLEX	-	FLexible EXchange traded option, representing a customized option contract with negotiated contract terms.

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of August 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended August 31, 2015 was $333.

The cost and unrealized appreciation (depreciation) of investments of the Fund at August 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$37,131,304

Gross unrealized appreciation	$4,713,653
Gross unrealized depreciation	(1,754,637)

Net unrealized appreciation	$2,959,016

Written options activity for the fiscal year to date ended August 31, 2015 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	160	$153,426
Options written	1,590	1,925,647
Options terminated in closing purchase transactions	(266)	(342,809)
Options expired	(1,296)	(1,447,587)

Outstanding, end of period	188	$288,677

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At August 31, 2015, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund pursues a “collared” options strategy which consists of buying S&P 500 index put options below the current value of the index and writing S&P 500 index call options above the current value of the index with the same expiration. The strategy uses the premium income from the written call options to buy an equal number of put options. In buying put options on an index, the Fund in effect, acquires protection against decline in the value of the applicable index below the exercise price in exchange for the option premium paid. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price. The Fund retains the risk of lost appreciation, minus the premium received, should the price of the underlying index rise above the strike price. Under normal market conditions, the Fund’s use of option collars is expected to provide a more consistent level of market exposure and market protection.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at August 31, 2015 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative
Purchased options	$666,757	$—
Written options	—	(195,929)

Total	$666,757	$(195,929)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$5,074,729	$—	$—	$5,074,729
Consumer Staples	3,831,522	—	—	3,831,522
Energy	2,835,977	—	—	2,835,977
Financials	5,815,608	473,209	—	6,288,817
Health Care	6,008,975	—	—	6,008,975
Industrials	3,881,256	—	—	3,881,256
Information Technology	7,978,666	—	—	7,978,666
Materials	1,121,627	—	—	1,121,627
Telecommunication Services	977,160	—	—	977,160
Utilities	1,136,379	—	—	1,136,379
Total Common Stocks	$38,661,899	$473,209 *	$—	$39,135,108
Put Options Purchased	$221,270	$445,487	$—	$666,757
Short-Term Investments	—	288,455	—	288,455
Total Investments	$38,883,169	$1,207,151	$—	$40,090,320

Liability Description
Call Options Written	$(38,287)	$(157,642)	$—	$(195,929)
Total	$(38,287)	$(157,642)	$—	$(195,929)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of November 30, 2014 whose fair value was determined using Level 3 inputs. At August 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Special Investment Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 26, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	October 26, 2015